UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund Portfolio of Investments October 31, 2016 (unaudited)
Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Information Technology - 38.5%
Communications Equipment - 2.0%
Arista Networks, Inc. (a)(b)	102,590	$8,694,502
Palo Alto Networks, Inc. (a)	31,360	4,824,109

		13,518,611

Internet Software & Services - 14.5%
Alphabet, Inc.-Class A (a)	11,544	9,349,486
Alphabet, Inc.-Class C (a)	53,226	41,757,926
CoStar Group, Inc. (a)	21,810	4,081,087
Facebook, Inc.-Class A (a)	318,370	41,703,286

		96,891,785

IT Services - 7.0%
Fiserv, Inc. (a)	40,910	4,028,817
Vantiv, Inc.-Class A (a)	142,240	8,301,126
Visa, Inc.-Class A	419,418	34,606,179

		46,936,122

Semiconductors & Semiconductor Equipment - 4.2%
NVIDIA Corp.	156,520	11,137,963
Texas Instruments, Inc.	53,740	3,807,479
Xilinx, Inc.	253,910	12,916,402

		27,861,844

Software - 7.1%
Adobe Systems, Inc. (a)	150,080	16,135,101
Electronic Arts, Inc. (a)	58,150	4,565,938
HubSpot, Inc. (a)	107,150	5,620,017
Microsoft Corp.	157,549	9,440,336
ServiceNow, Inc. (a)	89,492	7,867,242
Ultimate Software Group, Inc. (The) (a)	19,630	4,141,734

		47,770,368

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	220,900	25,080,986

		258,059,716

Consumer Discretionary - 21.4%
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	87,120	5,829,199

Hotels, Restaurants & Leisure - 4.4%
Buffalo Wild Wings, Inc. (a)	24,510	3,569,881
Chipotle Mexican Grill, Inc.-Class A (a)(b)	10,100	3,643,676
Planet Fitness, Inc. (a)(b)	218,950	4,641,740
Starbucks Corp.	328,680	17,443,048

		29,298,345

Internet & Direct Marketing Retail - 1.9%
Priceline Group, Inc. (The) (a)	8,575	12,641,522

Company	Shares	U.S. $ Value
Media - 3.1%
AMC Networks, Inc.-Class A (a)	167,882	$8,214,466
Comcast Corp.-Class A	204,680	12,653,318

		20,867,784

Multiline Retail - 1.8%
Dollar Tree, Inc. (a)	162,520	12,278,386

Specialty Retail - 7.0%
Five Below, Inc. (a)	199,890	7,511,866
Home Depot, Inc. (The)	194,770	23,763,888
O’Reilly Automotive, Inc. (a)	13,770	3,641,339
Tractor Supply Co.	67,670	4,238,172
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,000	7,786,880

		46,942,145

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc.-Class B	314,580	15,785,625

		143,643,006

Health Care - 17.9%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	132,600	17,304,300
Biogen, Inc. (a)	69,194	19,386,775
Gilead Sciences, Inc.	130,483	9,607,463

		46,298,538

Health Care Equipment & Supplies - 5.1%
Align Technology, Inc. (a)	42,336	3,637,509
Danaher Corp.	69,500	5,459,225
DexCom, Inc. (a)	58,110	4,546,527
Edwards Lifesciences Corp. (a)	42,870	4,082,081
Intuitive Surgical, Inc. (a)	24,371	16,379,262

		34,104,604

Health Care Providers & Services - 4.7%
Premier, Inc.-Class A (a)	168,531	5,366,027
UnitedHealth Group, Inc.	188,100	26,584,173

		31,950,200

Health Care Technology - 1.2%
Cerner Corp. (a)	138,950	8,139,691

		120,493,033

Consumer Staples - 9.7%
Beverages - 2.8%
Monster Beverage Corp. (a)	131,336	18,957,038

Food & Staples Retailing - 6.0%
Costco Wholesale Corp.	106,380	15,730,411
CVS Health Corp.	286,650	24,107,265

		39,837,676

Company	Shares	U.S. $ Value
Personal Products - 0.9%
Estee Lauder Cos., Inc. (The)-Class A	70,800	$6,168,804

		64,963,518

Industrials - 7.1%
Aerospace & Defense - 1.7%
Hexcel Corp.	99,350	4,519,431
Rockwell Collins, Inc. (b)	78,790	6,643,573

		11,163,004

Building Products - 1.8%
Allegion PLC	128,390	8,196,417
AO Smith Corp.	87,440	3,949,665

		12,146,082

Electrical Equipment - 1.0%
Acuity Brands, Inc.	31,440	7,029,041

Industrial Conglomerates - 1.0%
3M Co.	38,910	6,431,823

Machinery - 1.6%
IDEX Corp.	85,980	7,432,111
Middleby Corp. (The) (a)	29,250	3,279,218

		10,711,329

		47,481,279

Financials - 0.7%
Capital Markets - 0.7%
MarketAxess Holdings, Inc.	30,690	4,626,824

Total Common Stocks (cost $489,110,215)		639,267,376

SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (c)(d) (cost $32,078,719)	32,078,719	32,078,719

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $521,188,934)		671,346,095

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (c)(d) (cost $18,770,238)	18,770,238	18,770,238

Total Investments - 102.9% (cost $539,959,172) (e)		690,116,333
Other assets less liabilities - (2.9)%		(19,135,390)

Net Assets - 100.0%		$670,980,943

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $160,681,599 and gross unrealized depreciation of investments was $(10,524,438), resulting in net unrealized appreciation of $150,157,161.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$639,267,376		$	– 0	–	$	– 0	–	$639,267,376
Short-Term Investments	32,078,719			– 0	–		– 0	–	32,078,719
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,770,238			– 0	–		– 0	–	18,770,238

Total Investments in Securities	690,116,333			– 0	–		– 0	–	690,116,333
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$690,116,333		$	– 0	–	$	– 0	–	$690,116,333

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$34,011	$45,369	$47,301	$32,079	$24

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$842	$53,149	$35,221	$18,770	$6,657

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2016